Form N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Prospectus Date	Jun. 01, 2025